INCOME TAX EXPENSES - Current and deferred components of income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
INCOME TAX EXPENSES
Current tax expenses	¥ (4,470)		¥ 26,854	¥ 44,813
Deferred tax benefit	22,644	$ 3,283	(21,115)	(1,492)
Income tax expenses	¥ 18,174	$ 2,635	¥ 5,739	¥ 43,321